TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade accounts payable
Trade accounts payable	R$ 3,288,897	R$ 2,361,098
Domestic (Brazil) | Related parties
Trade accounts payable
Trade accounts payable	6,288	2,849
Domestic (Brazil) | Third parties
Trade accounts payable
Trade accounts payable	2,677,052	1,865,632
Foreign | Third parties
Trade accounts payable
Trade accounts payable	R$ 605,557	R$ 492,617